Fair Value Measurements - Schedule of Realized and Unrealized Gains (Losses) Included in Net Income (Loss) (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fixed Maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	$ (24)	$ (21)
Fixed Maturities | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Fixed Maturities | Investment and Derivative Related Losses, Net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	(24)	(21)
Fixed Maturities | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	6
Equity securities | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Equity securities | Investment and Derivative Related Losses, Net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	36	6
Equity securities | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income		0
Investment Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	36	16
Investment Funds | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income		0
Investment Funds | Investment and Derivative Related Losses, Net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income		16
Investment Funds | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Asset-backed securities | Total fixed maturities, available-for-sale | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Collateralized loan obligations | Total fixed maturities, available-for-sale | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Commercial mortgage-backed securities | Total fixed maturities, available-for-sale | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Corporate bonds | Total fixed maturities, available-for-sale | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	(3)	(2)
Corporate bonds | Total fixed maturities, available-for-sale | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	(3)	(2)
Corporate bonds | Total fixed maturities, available-for-sale | Investment and Derivative Related Losses, Net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Corporate bonds | Total fixed maturities, available-for-sale | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Foreign governments | Total fixed maturities, available-for-sale | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Municipal bonds | Total fixed maturities, available-for-sale | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Residential mortgage-backed securities | Total fixed maturities, available-for-sale | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Derivative | Fixed Indexed Annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	(54)	200
Derivative | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	5	5
Derivative | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	(10)	22
Derivative | Variable annuities macro hedge program
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	(498)	74
Derivative | Fixed indexed annuities hedge program
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	22	(22)
Derivative | Net Investment Income | Fixed Indexed Annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Derivative | Net Investment Income | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Derivative | Net Investment Income | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Derivative | Net Investment Income | Variable annuities macro hedge program
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Derivative | Net Investment Income | Fixed indexed annuities hedge program
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Derivative | Investment and Derivative Related Losses, Net | Fixed Indexed Annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	(54)	200
Derivative | Investment and Derivative Related Losses, Net | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	5	5
Derivative | Investment and Derivative Related Losses, Net | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	(10)	22
Derivative | Investment and Derivative Related Losses, Net | Variable annuities macro hedge program
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	(498)	74
Derivative | Investment and Derivative Related Losses, Net | Fixed indexed annuities hedge program
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	22	(22)
Derivative | Other | Fixed Indexed Annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Derivative | Other | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Derivative | Other | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Derivative | Other | Variable annuities macro hedge program
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Derivative | Other | Fixed indexed annuities hedge program
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Ceded market risk benefits | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	(246)	157
Ceded market risk benefits | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Ceded market risk benefits | Investment and Derivative Related Losses, Net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Ceded market risk benefits | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income		157
Separate account assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	3	(2)
Separate account assets | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	0	0
Separate account assets | Investment and Derivative Related Losses, Net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	3	(2)
Separate account assets | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) included in net income	$ 0	$ 0